Financial risks - Capital Management (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | kr		kr 1,129,103		kr 960,221	kr 1,081,060	kr 860,635
Proceeds from loans	$ 100.0
Minimum cash balance to be retained			$ 100.0
6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Minimum cash balance to be retained		656,000	$ 100.0
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | kr		kr 473,000
Maximum | 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from loans	$ 50.0